Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Alterna Funding II, LLC

Alterna Tax Certificate Fund II, LP

Alterna Tax Asset Group, LLC (collectively, the “Company”)

Guggenheim Securities, LLC

(together, with the Company, the “Specified Parties”)

Re: Alterna Funding II, LLC Series 2015-1 Notes

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of tax liens which we were informed are intended to be included as collateral in the offering of Alterna Funding II, LLC Series 2015-1 Notes (the “Notes”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The phrase “County Assessor’s Websites” means the listing of websites provided to us by the Company, included as Exhibit A attached hereto.

•	The phrase “Tax Lien File” means any file containing some or all of the following documents: Tax Certificate, Delinquent Tax Sales Receipt, and Temporary Tax Receipt for Delinquent Tax Sale, Request for Proposal to Bid, Wire Request Form, Tax Lien State Matrix, County Assessor email correspondence, MTAG Services System screenshot, Bankruptcy Letter, Import Workset spreadsheet, and/or State Penalty Information. The Tax Lien File, maintained and furnished to us by the Company, was represented by the Company to be either the original Tax Lien File and/or a copy of the original Tax Lien File.

Alterna Funding II, LLC Series 2015-1 Notes

August 12, 2015

I.	The Initial Data File and the Selected Tax Liens

On July 29, 2015, Guggenheim Securities, LLC, on behalf of the Company, provided us with an electronic data file containing certain information related to 9,755 tax liens (the “Tax Liens”) as of July 13, 2015 (the “Initial Data File”). The Company is responsible for the Initial Data File. We were instructed by the Company to randomly select a sample of 150 Tax Liens from the Initial Data File (the “Selected Tax Liens”). A listing of the Selected Tax Liens is attached hereto as Exhibit B.

For each of the Selected Tax Liens, we compared the attributes listed below to the corresponding information appearing on or derived from a copy of the applicable Tax Lien File document(s) (the “Tax Lien File Documents”). The Company indicated that the absence of any of the Tax Lien File Documents or the inability to agree the indicated information from the Initial Data File to the Tax Lien File Documents for each of the attributes identified constituted an exception. The Tax Lien File Documents are listed in the order of priority until such attribute was compared.

Attribute	Tax Lien File Document(s)

Purchase Date	Tax Certificate, Delinquent Tax Sales Receipt, and Temporary Tax Receipt for Delinquent Tax Sale (for Selected Tax Liens in South Carolina), Request for Proposal to Bid (for Selected Tax Liens in Connecticut), Wire Request Form (for Selected Tax Liens in Tennessee)

Tax Year	Tax Certificate, Delinquent Tax Sales Receipt, Respective County Assessors’ Websites listed in Exhibit A, and Temporary Tax Receipt for Delinquent Tax Sale (for Tax Liens in South Carolina)

Rank	Tax Certificate

Bankruptcy (if applicable)	Bankruptcy Letter (if applicable)

Address	Tax Certificate, Respective County Assessors’ Websites listed in Exhibit A

County	Tax Certificate, Respective County Assessors’ Websites listed in Exhibit A

State	Tax Certificate, Respective County Assessors’ Websites listed in Exhibit A

Property Type	Respective County Assessors’ Websites listed in Exhibit A

Alterna Funding II, LLC Series 2015-1 Notes

August 12, 2015

Attribute	Tax Lien File Document(s)

Current Interest Rate	Respective County Assessors’ Websites listed in Exhibit A, Tax Lien State Matrix

Current Penalty Rate	State Penalty Information, Tax Lien State Matrix

Tax Amount	Tax Certificate, County Assessor email correspondence

Overbid Amount	Tax Certificate, County Assessor email correspondence

Reimbursable Fees	Tax Certificate, MTAG Services System screenshot

Market Value	Respective County Assessors’ Websites listed in Exhibit A, Import Workset spreadsheet

Recomputed Interest Amount	Tax Certificate, Respective County Assessors’ Websites listed in Exhibit A

Recomputed Penalty Amount	State Penalty Information, Tax Certificate

Recomputed Redemptive Value	Tax Certificate, State Penalty Information

Recomputed Combined Redemptive Value	Tax Certificate, State Penalty Information

Recomputed Combined OLTV	Tax Certificate, respective County Assessors’ Websites listed in Exhibit A

For purposes of comparing Purchase Date for Selected Tax Liens in Florida, we were instructed by the Company to consider the Purchase Date to be in agreement if the Purchase Date on the Initial Data File and the Purchase Date on the Tax Certificate was within 20 days.

For purposes of comparing Rank for Selected Tax Liens indicated as a sub-lien (i.e., the “Rank” field in the Initial Data File contained a value of “S”), we were instructed by the Company to compare the parcel property information in the Initial Data File for such Selected Tax Lien to the parcel property information in the Tax Certificate for the corresponding Selected Tax Lien that was indicated as the original lien (i.e., the “Rank” field in the Initial Data File contained a value of “O”).

For purposes of comparing Overbid Amount for Selected Tax Liens in South Carolina, we were instructed by the Company to subtract the Tax Amount in the Initial Data File from the “Total Price” shown on the Temporary Tax Receipt for Delinquent Tax Sale. We compared the recomputed Overbid Amount to the “Overbid Amount” field in the Initial Data File.

For purposes of comparing Interest Amount, we were instructed by the Company to recompute the Interest Amount (the “Recomputed Interest Amount”) as follows: for all Selected Tax Liens, multiply (i) Tax Amount by (ii) Current Interest Rate divided by (iii) the product of 12 or 365 base on the instruction on the Tax Lien State Matrix and (iv) the number of months or days between Purchase Date and July 13, 2015. We compared the Recomputed Interest Amount to the “Interest Amount” field in the Initial Data File.

Alterna Funding II, LLC Series 2015-1 Notes

August 12, 2015

For purposes of comparing Penalty Amount, we were instructed by the Company to recompute the Penalty Amount (the “Recomputed Penalty Amount”) by multiplying the Current Penalty Rate per the State Penalty Information by the Tax Amount per the Tax Certificate. We compared the Recomputed Penalty Amount to the “Penalty Amount” field in the Initial Data File.

For purposes of comparing Redemptive Value, we were instructed by the Company to recompute the Redemptive Value (the “Recomputed Redemptive Value”) by adding the Tax Amount, Overbid Amount, and Reimbursable Fees per the Tax Certificate, and the Recomputed Interest Amount to the Recomputed Penalty Amount. We compared the Recomputed Redemptive Value to the “Redemptive Value” field in the Initial Data File.

For purposes of comparing Combined Redemptive Value, we were instructed by the Company to recompute the Combined Redemptive Value (the “Recomputed Combined Redemptive Value”) by adding the Recomputed Redemptive Value for the original tax liens and the Recomputed Redemptive Value for each of the subsequent tax liens affiliated with the original tax liens. We compared the Recomputed Combined Redemptive Value to the “Combined Redemptive Value” field in the Initial Data File.

For purposes of comparing Combined OLTV, we were instructed by the Company to recompute the Combined OLTV (the “Recomputed Combined OLTV”) by dividing the Recomputed Combined Redemptive Value by the Market Value per printouts from the respective County Assessors’ Websites. We compared the Recomputed Combined OLTV to the “Combined OLTV” field in the Initial Data File.

The information regarding the Selected Tax Liens was found to be in agreement with the respective information on the Tax Lien File Documents, except as noted in Exhibit C attached hereto.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Selected Tax Liens. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information indicated in the Initial Data File or provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Selected Tax Liens or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Initial Data File, the Tax Lien File Documents, or data and documents furnished to us by the Company or the County Assessor’s websites which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Selected Tax Liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Selected Tax Liens being

Alterna Funding II, LLC Series 2015-1 Notes

August 12, 2015

securitized, (iii) the compliance of the originator of the Selected Tax Liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Selected Tax Liens that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Alterna Funding II, LLC, Alterna Tax Certificate Fund II, LP, Alterna Tax Asset Group, LLC and Guggenheim Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

August 12, 2015

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A

Listing of County Assessor’s Websites

Arizona

Pima County	http://www.asr.pima.gov/links/frm_AdvancedSearch_v2.aspx?
Graham County	http://www.graham.az.gov/county-assessor-2/

Illinois

Cook County	http://www.cookcountyassessor.com/newsearch.aspx

South Carolina

Barnwell County	http://www.qpublic.net/sc/barnwell/search.html
Berkeley	http://server1.berkeleycountysc.gov/EGSBKLY/RPSearch.do
Clarendon	http://www.qpublic.net/sc/clarendon/search.html
Colleton	http://sc.colletoncounty.org/gis/cgi-bin/process-parcel-id/
Edgefield	http://www.edgefieldcountysc.com/search.aspx
Hampton	http://www.hamptoncountysc.org/index.aspx?nid=16
Horry County	http://www.horrycounty.org/OnlineServices/LandRecords
Richland	http://www.richlandonline.com/OnlineServices/PropertyValueTaxEstimate.aspx

New York

Nassau	https://lrv.nassaucountyny.gov/

Connecticut

Bridgeport City	http://gis.vgsi.com/bridgeportct/

New Jersey

New Jersey	http://www.state.nj.us/treasury/taxation/lpt/TaxListSearchPublicWebpage.shtml

Florida

Brevard	https://www.bcpao.us/asp/disclaimer.asp
Broward	http://www.bcpa.net/recmenu.asp
Charlotte	https://www.charlotte.county-taxes.com/public
Clay	http://fl-clay-taxcollector.governmax.com/collectmax/collect30.asp?sid=CC53FB0E9E3A4472BA780BB9013C3523
Dade	http://www.qpublic.net/ga/dade/
Duval	http://apps.coj.net/pao_propertySearch/Basic/Search.aspx
Escambia	http://www.escambiataxcollector.com/
Hillsborough	http://www.hcpafl.org/
Marion	http://www.pa.marion.fl.us/
Orange	http://tax.ocgov.com/tcweb/search_page.asp
Palm Beach	http://www.co.palm-beach.fl.us/papa/
Pasco	http://appraiser.pascogov.com/
Pinellas	https://www.pinellas.county-taxes.com/public
Polk	http://www.qpublic.net/ga/polk/
Sarasota County	http://www.sc-pa.com/testsearch/
St Lucie	https://www.paslc.org/main/index.html#/helpWeb
Volusia	http://www.volusia.org/services/financial-and-administrative-services/revenue-services/property-tax-collection/

Tennessee

Davidson	http://www.padctn.org/

THE FOLLOWING PAGES CONSTITUTE EXHIBIT B.

Exhibit B

The Selected Tax Liens

Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #
1	1007859	41	1412542	81	1301159
2	1095839	42	1391476	82	1411078
3	1083576	43	1414827	83	1412609
4	1166296	44	1408937	84	1296201
5	1280290	45	1407793	85	1296060
6	1003551	46	1410088	86	1301532
7	1002680	47	1358515	87	1411428
8	1392590	48	1412327	88	1296057
9	1410763	49	1391331	89	1301531
10	1408613	50	1392524	90	1411426
11	1413067	51	1358336	91	1413502
12	1411841	52	1413726	92	1410430
13	1298798	53	1408623	93	1296264
14	1298537	54	1411817	94	1411519
15	1413230	55	1414734	95	1295840
16	1413056	56	1392434	96	1301264
17	1412771	57	1079891	97	1411197
18	1391510	58	1295431	98	1295991
19	1357973	59	1408915	99	1301405
20	1410736	60	1351677	100	1411342
21	1357636	61	1351710	101	1304972
22	1410228	62	1351735	102	1411441
23	1409393	63	1180301	103	1296082
24	1410370	64	1225603	104	1411459
25	1410054	65	1155420	105	1295642
26	1298857	66	1413882	106	1301635
27	1392492	67	1296870	107	1411541
28	1412375	68	1155417	108	1295764
29	1391474	69	1155004	109	1301205
30	1358121	70	1296221	110	1411127
31	1412354	71	1301570	111	1296840
32	1412808	72	1295797	112	1301524
33	1392419	73	1301226	113	1296276
34	1409075	74	1411144	114	1301586
35	1357916	75	1295789	115	1301611
36	1414746	76	1301223	116	1295920
37	1298516	77	1411140	117	1413517
38	1358429	78	1295959	118	1412617
39	1408523	79	1304976	119	1412615
40	1413190	80	1411444	120	1413477

Exhibit B

The Selected Tax Liens

Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #	Selected Tax Lien #	Certificate ID #
121	1296289	131	1297006	141	1297024
122	1296206	132	1296369	142	1296483
123	1296185	133	1296997	143	1296484
124	1299636	134	1296564	144	1296507
125	1299548	135	1296359	145	1296381
126	1351625	136	1296499	146	1296423
127	1299683	137	1296434	147	1296565
128	1351605	138	1296360	148	1296986
129	1299537	139	1296750	149	1296378
130	1296392	140	1296458	150	1296522

THE FOLLOWING PAGE CONSTITUTES EXHIBIT C.

Exhibit C

Exception List

Selected Tax Lien #	Certificate Id #	Attribute	Per Initial Data File	Per Tax Lien File Document(s)
1	1007859	Interest Amount	$609.98	$595.10
3	1083576	Interest Amount	$471.19	$457.33
4	1166296	Interest Amount	$289.84	$276.04
5	1280290	Interest Amount	$119.90	$106.58
6	1003551	Interest Amount	$801.21	$781.67
7	1002680	Interest Amount	$321.01	$313.37
7	1002680	Interest Rate	8%	16%
60	1351677	Interest Amount	$129.44	$86.29
61	1351710	Interest Amount	$86.44	$57.63
62	1351735	Interest Amount	$125.35	$83.57
64	1225603	Purchase Date	06/18/2014	6/19/2015
67	1296870	Purchase Date	01/21/2015	1/16/2015
67	1296870	Interest Amount	$66.96	$68.90
70	1296221	Address	Ithaca Pl	11 Ithaca Pl
78	1295959	Address	S Olden Ave	2168 S Olden Ave
89	1301531	Interest Amount	$63.40	$66.48
90	1411426	Interest Amount	$11.67	$14.74
104	1411459	Purchase Date	06/18/2015	6/19/2015
122	1296206	Interest Rate	15%	18%
126	1351625	Purchase Date	04/28/2015	Information not available
126	1351625	Tax Amount	$4,923.15	Information not available
128	1351605	Purchase Date	04/28/2015	Information not available
128	1351605	Tax Amount	$8,531.98	Information not available
130	1296392	Purchase Date	12/01/2014	12/2/2014
131	1297006	Tax Amount	$3,198.08	Information not available
132	1296369	Tax Amount	$1,320.71	Information not available
133	1296997	Tax Amount	$2,242.58	Information not available
134	1296564	Tax Amount	$1,600.00	Information not available
135	1296359	Tax Amount	$4,303.05	Information not available
138	1296360	Tax Amount	$3,678.73	Information not available
145	1296381	Purchase Date	11/17/2014	11/18/2014
146	1296423	Tax Year	2013	Information not available
146	1296423	Tax Amount	$2,800.00	Information not available
147	1296565	Tax Amount	$4,200.00	Information not available
148	1296986	Tax Amount	$2,017.16	Information not available
150	1296522	Tax Amount	$2,419.98	$2,464.91
150	1296522	Overbid Amount	$18,580.02	$18,535.09